Subordinated liabilities - Accounting for subordinated liabilities (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Subordinated liabilities [abstract]
As at 1 January	£ 16,341			£ 18,156
Issuance of subordinated liabilities	1,890	[1]	$ 1,890	1,438	£ 1,352
Redemptions	(4,807)			(3,464)
Other	(665)			211
As at 31 December	£ 12,759	[2]		£ 16,341	£ 18,156

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.